SHORT-TERM BORROWINGS (Details Textual)	12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2013 Nanjing Bank Company Limited [Member]	Mar. 05, 2013 Nanjing Bank Company Limited [Member] USD ($)	Mar. 05, 2013 Nanjing Bank Company Limited [Member] CNY	Dec. 31, 2013 March 27, 2014 [Member] USD ($)	Dec. 31, 2013 March 27, 2014 [Member] CNY
Line of Credit Facility [Line Items]
Line of Credit Facility, Amount Outstanding	$ 1,651,810			10,000,000
Line of Credit Facility, Interest Rate During Period	6.30%	6.60%	5.78%		7.50%
Short-term borrowings	2,477,715	2,407,200				825,905	5,000,000	1,651,810	10,000,000
Line of Credit Facility, Expiration Date					Mar. 04, 2014			Mar. 27, 2014	Mar. 27, 2014
Interest Expense, Short-term Borrowings	$ 159,483	$ 149,488	$ 82,136